Risks and Concentration - Summary of Accounts Receivable Concentration of Credit risk and Customers Contribution of Total Revenue (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration of Credit Risk | Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	96.00%
Concentration of Credit Risk | Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		31.00%
Concentration of Credit Risk | Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage		28.00%
Concentration of Credit Risk | Accounts Receivable | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage		14.00%
Concentration of Credit Risk | Accounts Receivable | Customer E
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Customer Concentration Risk | Total Revenue | Customer F
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%
Customer Concentration Risk | Total Revenue | Customer G
Concentration Risk [Line Items]
Concentration risk, percentage		17.00%
Customer Concentration Risk | Total Revenue | Customer H
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%
Customer Concentration Risk | Total Revenue | Customer I
Concentration Risk [Line Items]
Concentration risk, percentage			14.00%